Income Taxes (Details 2) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Statutory federal income tax rate	21.00%	21.00%
State tax, net of federal benefit	$ 8.0	$ 8.0
Other	0.0	1.9
Change in valuation allowance	$ (29.0)	$ (30.9)
Income tax provision	0.00%	0.00%
Chardan Healthcare Acquisition 2 Corp. [Member]
Statutory federal income tax rate	21.00%	21.00%
State tax, net of federal benefit
Change in valuation allowance	$ 164,481	$ 109
Valuation allowance	(21.00%)	(21.00%)
Income tax provision	0.00%	0.00%